Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2020
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Disaggregation of operating revenue

	2020 Million	2019 Million	2018 Million
Revenue from telecommunications services
Voice services	78,782	88,624	108,083
Data services
-SMS & MMS	29,485	28,648	28,800
-Wireless data traffic	385,679	384,999	383,297
-Wireline broadband	80,808	68,835	54,285
-Applications and information services	101,038	82,543	75,701
Others	19,900	20,743	20,741

	695,692	674,392	670,907
Revenue from sales of products and others	72,378	71,525	65,912

	768,070	745,917	736,819

Summary of Contract Assets
The Group has recognized the following assets related to contracts with customers:

	Note	As of December 31, 2020 Million	As of December 31, 2019 Million
Contract assets	(i)	5,401	6,567
Less: current portion		(3,841)	(5,003)

Non-current portion recorded in other non-current assets		1,560	1,564
Contract costs recorded in other non-current assets	(ii)	14,487	15,987

Total other non-current assets related to contracts with customers		16,047	17,551

Summary of Significant Changes in Contract Assets Relating to Contracts with Customers

	Contract assets
	2020 Million	2019 Million
Gross carrying amount:
As of January 1	6,883	6,831
Increase resulting from satisfaction of performance obligation	6,948	6,886
Transfer to accounts receivable	(8,185)	(6,834)

As of December 31	5,646	6,883

Loss allowance:
As of January 1	(316)	(342)
Changes during the year	71	26

As of December 31	(245)	(316)

Net book value:
As of December 31	5,401	6,567

Summary of Significant Changes in Contract Costs Relating to Contracts with Customers

	Contract costs
	2020 Million	2019 Million
As of January 1	15,987	6,975
Addition	18,534	24,149
Amortization for the year	(20,034)	(15,137)

As of December 31	14,487	15,987

Summary of contract liabilities
Contract liabilities are presented in deferred revenue in the consolidated balance sheets. Changes in contract liabilities are as follows:

	Contract liabilities
	2020 Million	2019 Million
As of January 1	57,431	62,812
Opening balance recognized in the consolidated statements of comprehensive income for the year	(53,802)	(56,409)
Other net changes for the year	76,050	51,028

As of December 31	79,679	57,431